PRUDENTIAL JENNISON SELECT GROWTH FUND
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PRUDENTIAL JENNISON SELECT GROWTH FUND	Class A	Class B	Class C	Class L	Class M	Class X	Class Z
Management fees	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	0.50%	1.00%	1.00%	none
+ Other expenses	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
= Total annual Fund operating expenses	1.76%	2.46%	2.46%	1.96%	2.46%	2.46%	1.46%
- Fee waiver or expense reimbursement	(0.52%)	(0.47%)	(0.47%)	(0.47%)	(0.47%)	(0.47%)	(0.47%)
= Net annual Fund operating expenses	1.24%	1.99%	1.99%	1.49%	1.99%	1.99%	0.99%

If Shares Are Redeemed
Expense Example - PRUDENTIAL JENNISON SELECT GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	669	1,026	1,406	2,468
Class B	702	1,022	1,368	2,506
Class C	302	722	1,268	2,761
Class L	718	1,112	1,531	2,693
Class M	802	1,122	1,468	2,587
Class X	802	1,122	1,568	2,761
Class Z	101	416	753	1,706

If Shares Are Not Redeemed
Expense Example, No Redemption - PRUDENTIAL JENNISON SELECT GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	669	1,026	1,406	2,468
Class B	202	722	1,268	2,506
Class C	202	722	1,268	2,761
Class L	718	1,112	1,531	2,693
Class M	202	722	1,268	2,587
Class X	202	722	1,268	2,761
Class Z	101	416	753	1,706

° The distributor of the Fund has contractually agreed until June 30, 2012 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to June 30, 2012. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.
° The manager of the Fund has contractually agreed until June 30, 2013 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees), extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to 0.99% of the Fund's average daily net assets. This waiver may not be terminated prior to June 30, 2013. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.